December 20, 2024

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549-4720

Re:	American Century Capital Portfolios, Inc. (the "Registrant")
1933 Act File No. 033-64872, Post-Effective Amendment No. 130
1940 Act File No. 811-07820, Amendment No. 130 (collectively, the “Amendment”)

Ladies and Gentlemen:

Pursuant to Section 101(a) of Regulation S-T and Rule 485(a) under the Securities Act of 1933, the aforementioned Registrant hereby submits for filing the following Amendment to the Registration Statement on Form N‑1A.

The principal purposes of this Amendment are to: (i) make certain material changes deemed appropriate by the Registrant to one series of the Registrant, Global Real Estate Fund; and (ii) make certain other nonmaterial changes deemed appropriate by the Registrant.

If there are any questions or comments regarding this filing, please contact the undersigned at (646) 658-7801.

Sincerely,

/s/ Ravtej Grewal
Ravtej Grewal
Corporate Counsel

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American Century Investments
P.O. Box 410141, 4500 Main Street	1-800-345-2021 or 816-531-5575
Kansas City, MO 64141-0141	www.americancentury.com